UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 18, 2015 to April 17, 2015

Commission File Number of issuing entity: 333-172366-12

WFRBS Commercial Mortgage Trust 2014-LC14

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172366

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
Ladder Capital Finance LLC
The Royal Bank of Scotland plc
RBS Financial Products Inc.
Rialto Mortgage Finance, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3925004

38-3925005

38-3925006

38-7111568

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3FL			X
A‑3FX			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
PEX			X
D			X
E			X
F			X
G			X
V			X
R			X
X‑A			X
X‑B			X
X‑C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 17, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-LC14.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-LC14 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 18, 2015 to April 17, 2015, and there is no repurchase activity to report for that period.

The Depositor filed its most recent Form ABS-15G on February 13, 2015. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC (“Ladder”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The Central Index Key number for Ladder is 0001541468.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The Central Index Key number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for RBSFP is 0001541615.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G on February 6, 2015. The Central Index Key number for Rialto is 0001592182.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The AmericasMart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on April 10, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,239,976.00 a figure for the period from September 1, 2014 through November 30, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-LC14, relating to the April 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: May 4, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-LC14, relating to the April 17, 2015 distribution.